STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (53,407)	$ (178,819)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	(82,451)
Accounts payable - affiliates	30,565	48,754
Net cash used in operating activities	(22,842)	(212,516)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	82,451
Net cash provided by investing activities	0	82,451
Cash flows from financing activities
Distributions	0	(2,682,000)
Net cash used in financing activities	0	(2,682,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(22,842)	(2,812,065)
Cash and cash equivalents, beginning	219,878	3,031,943
Cash and cash equivalents, end	197,036	219,878
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	2,645,120
Series One [Member]
Cash flows from operating activities
Net income (loss)	0	(44,374)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	(5,000)
Accounts payable - affiliates	0	11,818
Net cash used in operating activities	0	(37,556)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	5,000
Net cash provided by investing activities	0	5,000
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(32,556)
Cash and cash equivalents, beginning	0	32,556
Cash and cash equivalents, end	0	0
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	2,645,120
Series Two [Member]
Cash flows from operating activities
Net income (loss)	0	(58,536)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	(58,536)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	(1,016,000)
Net cash used in financing activities	0	(1,016,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(1,074,536)
Cash and cash equivalents, beginning	0	1,074,536
Cash and cash equivalents, end	0	0
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series Three [Member]
Cash flows from operating activities
Net income (loss)	(53,407)	(26,872)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	(65,458)
Accounts payable - affiliates	30,565	36,936
Net cash used in operating activities	(22,842)	(55,394)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	65,458
Net cash provided by investing activities	0	65,458
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(22,842)	10,064
Cash and cash equivalents, beginning	219,878	209,814
Cash and cash equivalents, end	197,036	219,878
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series Four [Member]
Cash flows from operating activities
Net income (loss)	0	5,411
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	(11,993)
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	(6,582)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	11,993
Net cash provided by investing activities	0	11,993
Cash flows from financing activities
Distributions	0	(1,275,000)
Net cash used in financing activities	0	(1,275,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(1,269,589)
Cash and cash equivalents, beginning	0	1,269,589
Cash and cash equivalents, end	0	0
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series Five [Member]
Cash flows from operating activities
Net income (loss)	0	(54,448)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	(54,448)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	(391,000)
Net cash used in financing activities	0	(391,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(445,448)
Cash and cash equivalents, beginning	0	445,448
Cash and cash equivalents, end	0	0
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series Six [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, end	0	0
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	$ 0	$ 0